SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     12/31/03
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 13, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $89991 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      362     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      253     5422 SH       SOLE                                       5422
Albertsons Inc.                COM              013104104      616    27210 SH       SOLE                                      27210
Altria Group Incorporated      COM              718154107      357     6559 SH       SOLE                                       6559
American International Group   COM              026874107     3253    49078 SH       SOLE                                      49078
Automatic Data Processing      COM              053015103     2238    56511 SH       SOLE                                      56511
BB&T Corp.                     COM              054937107      259     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     2184    44265 SH       SOLE                                      44265
Bristol Myers Squibb           COM              110122108     1214    42462 SH       SOLE                                      42462
Canon Inc. ADR                 COM              138006309     2671    56069 SH       SOLE                                      56069
ChevronTexaco                  COM              166751107      622     7206 SH       SOLE                                       7206
Cisco Systems                  COM              17275R102      837    34475 SH       SOLE                                      34475
Citigroup Inc                  COM              172967101      209     4300 SH       SOLE                                       4300
Coca-Cola                      COM              191216100     2608    51390 SH       SOLE                                      51390
Compass Bancshares Inc.        COM              20449H109     1191    30300 SH       SOLE                                      30300
Donaldson Co.                  COM              257651109     4296    72613 SH       SOLE                                      72613
Dover Corp.                    COM              260003108     2681    67455 SH       SOLE                                      67455
Emerson Electric               COM              291011104     2760    42630 SH       SOLE                                      42630
Exxon Mobil                    COM              30231G102     2879    70220 SH       SOLE                                      70220
General Electric               COM              369604103      683    22055 SH       SOLE                                      22055
H J Heinz Co.                  COM              423074103     1564    42945 SH       SOLE                                      42945
Home Depot                     COM              437076102     1517    42733 SH       SOLE                                      42733
Illinois Tool Works            COM              452308109     3638    43351 SH       SOLE                                      43351
Intel Corp.                    COM              458140100      946    29387 SH       SOLE                                      29387
Johnson & Johnson              COM              478160104     3457    66918 SH       SOLE                                      66918
Luminex Corp                   COM              55027E102      593    63241 SH       SOLE                                      63241
Merck                          COM              589331107     3050    66017 SH       SOLE                                      66017
Microsoft Corp                 COM              594918104     1883    68380 SH       SOLE                                      68380
Molex Inc.                     COM              608554101     2444    70051 SH       SOLE                                      70051
National Instruments Corp.     COM              636518102      591    12990 SH       SOLE                                      12990
Nokia                          COM              654902204      551    32416 SH       SOLE                                      32416
Nordson Corp.                  COM              655663102     2357    68250 SH       SOLE                                      68250
Pepsico Inc.                   COM              713448108      359     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      960    27168 SH       SOLE                                      27168
Procter & Gamble               COM              742718109     3741    37457 SH       SOLE                                      37457
Reuters Group PLC              COM              76132m102      492    19377 SH       SOLE                                      19377
Royal Dutch                    COM              780257804     2505    47817 SH       SOLE                                      47817
SBC Communications             COM              78387G103     1489    57114 SH       SOLE                                      57114
San Juan Basin Royalty Trust   COM              798241105     6960   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1517    87235 SH       SOLE                                      87235
Schlumberger Ltd               COM              806857108     1987    36314 SH       SOLE                                      36314
Sigma-Aldrich                  COM              826552101     2847    49783 SH       SOLE                                      49783
Sysco Corp.                    COM              871829107     3404    91444 SH       SOLE                                      91444
Telefonica de Espana           COM              879382208      716    16202 SH       SOLE                                      16202
Unilever N.V.                  COM              904784709     2206    33995 SH       SOLE                                      33995
W.W. Grainger                  COM              384802104     2529    53375 SH       SOLE                                      53375
Wal-Mart Stores                COM              931142103     1848    34837 SH       SOLE                                      34837
Weyerhaeuser                   COM              962166104     1664    26005 SH       SOLE
REPORT SUMMARY		       48 DATA RECORDS		     89991         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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